Financial Assets and Financial Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Dividends received	¥ 342	¥ 213	¥ 239
AEON MALL Co., Ltd [member]
Disclosure of financial assets [line items]
Fair value of listed shares	¥ 15,358